Restructuring Charges (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Charges [Abstract]
Restructuring charges	$ 2,981 [1]
Restructuring reserve	$ 2,691

[1]	In the fourth quarter of 2012, the Company announced a cost reduction plan involving an employee reduction-in-force, consolidation of certain facilities and freezing benefits under certain postretirement plans. Restructuring charges of $3.0 million were recognized in 2012 in connection with this plan (Note 12).